Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Jan. 26, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Jan. 31, 2017